Document and Entity Information	Dec. 12, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 12, 2025
Entity Registrant Name	Lumexa Imaging Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-43010
Entity Tax Identification Number	41-2605845
Entity Address Address Line 1	4200 Six Forks Road
Entity Address Address Line 2	Suite 1000
Entity Address City Or Town	Raleigh
Entity Address State Or Province	NC
Entity Address Postal Zip Code	27609
City Area Code	919
Local Phone Number	763-1100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	LMRI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0002071288